EIP Growth and Income Fund
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 65.0%	Shares	Value
Canada - 2.8%
Construction & Engineering - 1.0%
Stantec, Inc.	6,600	$ 465,234
WSP Global, Inc.	3,700	452,045
		917,279
Energy - 0.5% (a)
Keyera Corp.	10,630	451,633

Utilities - 1.3% (a)
AltaGas, Ltd.	5,701	226,844
Atco Ltd. - Class I	16,821	957,652
		1,184,496
Total Canada		2,553,408

France - 0.9%
Energy Equipment & Services - 0.9%
Technip Energies NV - ADR	22,700	786,101

Italy - 0.3%
Utilities - 0.3% (a)
Enel SpA - ADR	21,584	242,820

United Kingdom - 0.6%
Energy Equipment & Services - 0.6%
TechnipFMC PLC	7,680	550,349

United States - 60.4% (b)
Construction & Engineering - 1.7%
Quanta Services, Inc.	525	350,364
Tetra Tech, Inc.	36,300	1,203,708
		1,554,072
Electrical Equipment - 0.6%
Generac Holdings, Inc. (c)	2,870	565,706

Energy - 13.6% (a)
Cheniere Energy, Inc.	5,170	1,362,657
Core Natural Resources, Inc.	8,200	654,688
DT Midstream, Inc.	4,760	656,880
EQT Corp.	13,000	692,770
ExxonMobil Holdings Corp.	9,350	1,453,364
Gulfport Energy Corp. (c)	1,850	298,535
Kinder Morgan, Inc.	58,240	1,874,163
ONEOK, Inc.	29,195	2,651,198
Phillips 66	1,600	338,688
Range Resources Corp.	23,500	943,290
Targa Resources Corp.	3,900	1,054,443
The Williams Companies, Inc.	2,919	208,825
		12,189,501
Energy Equipment & Services - 1.6%
Archrock, Inc.	12,270	438,775
Cactus, Inc. - Class A	3,610	234,686
Halliburton Co.	16,350	527,288

NOV, Inc.	10,380	201,683
		1,402,432
Independent Power and Renewable Electricity Producers - 1.9%
Clearway Energy, Inc. - Class C	46,630	1,479,570
Vistra Corp.	1,530	226,731
		1,706,301
Machinery - 0.3%
Cummins, Inc.	410	260,022

Professional Services - 1.2%
Jacobs Solutions, Inc.	8,170	1,102,378

Utilities - 39.5% (a)
Alliant Energy Corp.	20,190	1,429,048
Ameren Corp.	7,810	856,054
American Electric Power Co., Inc.	8,119	1,038,014
Atmos Energy Corp.	7,640	1,320,039
CenterPoint Energy, Inc.	23,080	970,283
Chesapeake Utilities Corp.	3,570	474,025
CMS Energy Corp.	14,556	1,047,886
Constellation Energy Corp.	820	215,455
Dominion Energy, Inc.	11,260	778,854
DTE Energy Co.	4,384	621,958
Duke Energy Corp.	13,928	1,746,989
Entergy Corp.	13,540	1,457,175
Evergy, Inc.	15,430	1,280,844
FirstEnergy Corp.	39,500	1,908,245
IDACORP, Inc.	8,860	1,266,183
National Fuel Gas Co.	41,970	3,454,551
New Jersey Resources Corp.	16,660	964,447
NextEra Energy, Inc.	7,400	643,208
OGE Energy Corp.	31,800	1,505,730
ONE Gas, Inc.	28,125	2,183,906
PG&E Corp.	27,600	479,688
PPL Corp.	48,990	1,724,938
Public Service Enterprise Group, Inc.	17,200	1,318,896
Sempra Energy	20,050	1,775,428
The Southern Co.	19,150	1,810,441
UGI Corp.	20,300	733,236
WEC Energy Group, Inc.	11,400	1,247,388
Xcel Energy, Inc.	13,864	1,084,165
		35,337,074
Total United States		54,117,486
TOTAL COMMON STOCKS (Cost $49,392,646)		58,250,164

MASTER LIMITED PARTNERSHIPS - 27.5%	Units	Value
United States - 27.5% (b)
Chemicals - 0.2%
Westlake Chemical Partners, LP	8,959	193,873

Energy - 27.3% (a)
Alliance Resource Partners, LP	18,200	472,290
Cheniere Energy Partners LP	15,265	1,005,963
Energy Transfer, LP	317,970	6,473,869
Enterprise Products Partners, LP	209,514	7,972,008
MPLX, LP	63,590	3,716,836
Plains GP Holdings LP (d)	109,890	2,893,404
Sunoco LP	11,720	898,807

TXO Partners LP	72,480		973,406
			24,406,583
Total United States			24,600,456
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $15,401,925)			24,600,456

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 7.1%	Shares		Value
First American Treasury Obligations Fund - Class Z, 3.56% (e)	6,327,822		6,327,822
TOTAL MONEY MARKET FUNDS (Cost $6,327,822)			6,327,822

TOTAL INVESTMENTS - 99.6% (Cost $71,122,393)			89,178,442
Other Assets in Excess of Liabilities - 0.4%		0.00401	359,319
TOTAL NET ASSETS - 100.0%			$ 89,537,761

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt LP - Limited Partnership PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(c) (d)	Non-income producing security. This limited partnership has elected to be treated as a corporation for U.S. federal income tax purposes.
(e)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

EIP Growth and Income Fund (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 58,250,164	$ –	$ –	$ 58,250,164
Master Limited Partnerships	24,600,456	–	–	24,600,456
Money Market Funds	6,327,822	–	–	6,327,822
Total Investments	$ 89,178,442	$ –	$ –	$ 89,178,442

Refer to the Schedule of Investments for further disaggregation of investment categories.